GOODWILL (Details)	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2025 JPY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 JPY (¥)
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill, Beginning Balance	$ 178,571	¥ 27,999,994	$ 178,571	¥ 27,999,994
Accumulated impairment loss
Goodwill	$ 178,571	¥ 27,999,994	$ 178,571	¥ 27,999,994